Benefit Plans - Fair Value Measurements of Foreign Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 78	$ 83	$ 83
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1	3
Insurance Contract Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	81	80
Foreign Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	574	549
Foreign Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	357	361
Foreign Plans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	138	105
Foreign Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	83
Foreign Plans [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	46
Foreign Plans [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	35	46
Foreign Plans [Member] | Government and Agency-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Foreign Plans [Member] | Government and Agency-U.S. [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	3
Foreign Plans [Member] | Government and Agency-Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	100	82
Foreign Plans [Member] | Government and Agency-Foreign [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	59	47
Foreign Plans [Member] | Government and Agency-Foreign [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41	36
Foreign Plans [Member] | Other Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47
Foreign Plans [Member] | Other Fixed Income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46
Foreign Plans [Member] | Other Fixed Income [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Foreign Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	237	309
Foreign Plans [Member] | Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	221	294
Foreign Plans [Member] | Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	17	14
Foreign Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	17
Foreign Plans [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	17
Foreign Plans [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	11
Foreign Plans [Member] | Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	9
Foreign Plans [Member] | Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1
Foreign Plans [Member] | Insurance Contract Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	81
Foreign Plans [Member] | Insurance Contract Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	78	81
Foreign Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	47
Foreign Plans [Member] | Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12
Foreign Plans [Member] | Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 35